Other non-current assets	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets

Note 11	Other non-current assets

	NOTE	June 30, 2020	December 31, 2019
Net assets of post-employment benefit plans	13	765	558
Derivative assets	14	539	200
Long-term receivables		235	142
Investments(1)	14	147	128
Publicly-traded and privately-held investments	14	122	129
Other		123	117
Total other non-current assets		1,931	1,274
(1)These amounts have been pledged as security related to obligations for certain employee benefits and are not available for general use.